Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 12,157	€ 11,976	€ 11,435
Research and development expenses	5,529	6,018	5,894
Selling and general expenses	9,390	9,883	9,859
Other operating expenses	1,415	1,207	548
Total	1,681	2,146	2,170
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	19	11	21
Research and development expenses	2	3	4
Selling and general expenses	100	114	87
Other operating expenses	4	6	3
Total	€ 125	€ 134	€ 115